Cover	Jul. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2026
Entity File Number	001-43017
Entity Registrant Name	BLUEROCK PRIVATE REAL ESTATE FUND
Entity Central Index Key	0001551047
Entity Tax Identification Number	46-0724240
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	919 Third Ave, 40th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(844)
Local Phone Number	819-8287
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	BPRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false